UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:	06-30-1999

Check here if Amendment [   ]; Amendment Number:

	This Amendment (Check only one.):	[   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		 ING Investment Management Advisors B.V.
Adress:	 Schenkkade 65
		 2595 AS The Hague
		 the Netherlands


Form 13F File Number:	28 - 7796

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		H.H. Idzerda
Title:		Member of the Board of Directors
Phone:		+31 70 378 1781


Signature, Place, and Date of Signing:



H.H. Idzerda              The Hague, The Netherlands                 May 5, 1999

[Signature]                   [City, State]                            [Date]

Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT. ( Check here if all holdings of this reporting manager are reported in this report. )

[     ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:		  1

Form 13F Information Table Entry Total:		  60

Form 13F Information Table Value Total:		$ 60.318
                                                  (thousands)




List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.		Form 13F File Number			Name


1		28 - 7516                    ING Mutual Fund Management Co. LLC

              .                                            Form 13F Information Table
Name of Issuer                 Title of Class   Cusip     Value    Shares   SH/ Put/ Invstmt    Other       Voting Authority
                                                          (x$1000) PRN AMT  Prn Call Dscretn  Managers     sole     shared   none
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
America on Line Inc            Common   Stock   02364J104     1722    15582 SH       Defined  28-7516      15582
American Express Co            Common   Stock   025816109     1386    10650 SH       Defined  28-7516      10650
Applied Materials Inc          Common   Stock   038222105      876    11860 SH       Defined  28-7516      11860
At Home Corp - Ser A           Class    A       045919107      560    10382 SH       Defined  28-7516      10382
Bea Systems                    Common   Stock   073325102      757    26517 SH       Defined  28-7516      26517
BMC Softare,inc                Common   Stock   055921100      956    17706 SH       Defined  28-7516      17706
Broadvision, Inc               Common   Stock   113412102      578     7841 SH       Defined  28-7516       7841
Cadence Design Systems Inc     Common   Stock   127387108      206    16158 SH       Defined  28-7516      16158
Cambridge Tech Partners Inc    Common   Stock   132524109      464    26448 SH       Defined  28-7516      26448
CBT Group PLC-ADR              Common   Stock   124853300      555    33608 SH       Defined  28-7516      33608
Cisco Systems                  Common   Stock   17275R102     1362    21185 SH       Defined  28-7516      21185
Citrix System                  Common   Stock   177376100      977    17286 SH       Defined  28-7516      17286
Coca Cola Co                   Common   Stock   191216100     1703    27250 SH       Defined  28-7516      27250
Colgate Palmolive              Common   Stock   194162103     1422    14400 SH       Defined  28-7516      14400
Compaq Computer Corp           Common   Stock   204493100     1402    59182 SH       Defined  28-7516      59182
Computer Sciences Corp         Common   Stock   205363104      444     6414 SH       Defined  28-7516       6414
Compuware Corp                 Common   Stock   205638109      898    28238 SH       Defined  28-7516      28238
Convergys Corp                 Common   Stock   212485106      416    21618 SH       Defined  28-7516      21618
Dell Computer Corp             Common   Stock   247025109      538    14552 SH       Defined  28-7516      14552
EMC Corp Mass                  Common   Stock   268648102     1002    18211 SH       Defined  28-7516      18211
Ford Motor                     Common   Stock   345370100      533     9450 SH       Defined  28-7516       9450
Gillette Co.                   Common   Stock   375766102     1242    30300 SH       Defined  28-7516      30300
Gucci Group NV                 Common   Stock   401566104      879    12550 SH       Defined  28-7516      12550
I2 Technologies                Common   Stock   465754109     1121    26061 SH       Defined  28-7516      26061
Intel Corp                     Common   Stock   458140100     3423    57525 SH       Defined  28-7516      57525
Int'l Business Machines Corp   Common   Stock   459200101     1247     9650 SH       Defined  28-7516       9650
Intuit                         Common   Stock   461202103      383     4255 SH       Defined  28-7516       4255
Johnson & Johnson Co           Common   Stock   478160104     1607    16400 SH       Defined  28-7516      16400
KLA Instruments Corp           Common   Stock   482480100      477     7360 SH       Defined  28-7516       7360
Lucent Technologies            Common   Stock   549463107      908    13459 SH       Defined  28-7516      13459
Mattel Inc                     Common   Stock   577081102      497    18800 SH       Defined  28-7516      18800
McDonald's Corp                Common   Stock   580135101     1772    42900 SH       Defined  28-7516      42900
MCI Worldcom Inc               Common   Stock   55268B106      742     8622 SH       Defined  28-7516       8622
Microsoft Corp                 Common   Stock   594918104     4559    50554 SH       Defined  28-7516      50554
Networks Associates Inc        Common   Stock   640938106      441    30019 SH       Defined  28-7516      30019
New Era Of Networks Inc        Common   Stock   644312100      523    11906 SH       Defined  28-7516      11906
Nike Inc, Cl B                 Class    B       654106103      478     7550 SH       Defined  28-7516       7550
Nortel Networks Corporation    Common   Stock   656569100      694     7991 SH       Defined  28-7516       7991
Oracle Systems                 Common   Stock   68389X105     1245    33537 SH       Defined  28-7516      33537
Pepsi Bottling Group Inc       Common   Stock   713409100      750    12500 SH       Defined  28-7516      12500
Pepsico Inc                    Common   Stock   713448108     1134    29300 SH       Defined  28-7516      29300
Philip Morris Cos Inc          Common   Stock   718154107     1216    30250 SH       Defined  28-7516      30250
Proctor & Gamble Co            Common   Stock   742718109     1089    12200 SH       Defined  28-7516      12200
Rambus, Inc                    Common   Stock   750917106      807     8756 SH       Defined  28-7516       8756
RF Micro Devices Inc           Common   Stock   749941100      940    12594 SH       Defined  28-7516      12594
Sapient Corporation            Common   Stock   803062108      587    10361 SH       Defined  28-7516      10361
SCM Microsystems Inc           Common   Stock   784018103      412     8874 SH       Defined  28-7516       8874
Siebel Systems Inc             Common   Stock   826170102      958    14447 SH       Defined  28-7516      14447
Sun Microsystems Inc           Common   Stock   866810104     1383    20078 SH       Defined  28-7516      20078
Teradyne Inc                   Common   Stock   880770102      791    11019 SH       Defined  28-7516      11019
Time Warner Inc                Common   Stock   887315109     2249    30600 SH       Defined  28-7516      30600
Transaction System Archit-A    Class    A       893416107      352     9025 SH       Defined  28-7516       9025
Uniphase Corp                  Common   Stock   909149106      663     3995 SH       Defined  28-7516       3995
Unisys Corp                    Common   Stock   909214108      584    14989 SH       Defined  28-7516      14989
Veritas Software Corp          Common   Stock   923436109     1002    10557 SH       Defined  28-7516      10557
Walt Disney Co                 Common   Stock   254687106     1326    43050 SH       Defined  28-7516      43050
Whittman-Hart Inc              Common   Stock   966834103      700    22047 SH       Defined  28-7516      22047
Wrigley                        Common   Stock   982526105     1116    12400 SH       Defined  28-7516      12400
Yahoo! Inc                     Common   Stock   984332106      895     5198 SH       Defined  28-7516       5198
Amdox Ltd                      Ordinary Stock   G02602103      369    16218 SH       Defined  28-7516      16218

Table Value Total                                           60.318
Table Entry Total                                               60